Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (104,871)	$ (58,790)	$ (56,678)
Adjustments for:
Finance costs	791	433	1,337
Investment income	(62)	(550)	(32)
Fair value (gain)/loss on financial liabilities at FVTPL	39,171	(7,195)	46,910
Fair value gain on financial assets at FVTPL		(484)	(40)
Loss/(gain) on disposal of items of property, plant and equipment		(7)	5
Depreciation of property, plant and equipment	1,213	931	861
Amortization of intangible assets	25	20	16
Depreciation of right-of-use assets	984	1,090	951
Equity-settled share-based payment expenses	4,330	6,082	3,386
(Increase)/Decrease in prepayments, other receivables and other assets	(436)	4,346	(419)
(Increase)/Decrease in non-current assets	45	128	(157)
Increase in current assets			(390)
Increase in trade payables	1,252	10,117	600
Increase in other payables and accruals	906	656	619
Decrease in advances from customers			(3)
Net cash flows used in operating activities	(56,652)	(43,223)	(3,034)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(200)	(1,249)	(1,018)
Purchases of intangible assets		(19)	(102)
Proceeds from disposal of items of property, plant and equipment	1	17
Purchases of financial assets at FVTPL	(7)	(58,980)	(81,234)
Disposal of financial assets at FVTPL	21,039	88,057	27,465
Purchases of investments at amortized cost	(31,849)
Received investment income of financial assets at FVTPL	62	550	32
Net cash flows provided/(used in) from investing activities	(10,954)	28,376	(54,857)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of ordinary shares	91,780		97,370
Addition of bank borrowings	50,234	7,897	12,411
Bank borrowings interest paid	(602)	(292)	(427)
Repayment of bank borrowings	(24,069)	(13,315)	(10,430)
Transaction costs for issuance of convertible redeemable preferred shares			(758)
Payment for lease liabilities	(1,103)	(1,070)	(966)
Net cash flows (used in)/from financing activities	116,240	(6,780)	97,200
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	48,634	(21,627)	39,309
Cash and cash equivalents at beginning of year	42,758	64,131	24,261
Effect of foreign exchange rate changes, net	100	254	561
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 91,492	$ 42,758	$ 64,131